Sponsor Earnout Shares (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Aug. 03, 2022	Jan. 31, 2023
Sponsor Earnout Shares [Line Items]
Common stock shares subject to potential forfeiture		1,293,750
Earnout period		Aug. 03, 2022
Sponsor Earnout Shares [Member]
Sponsor Earnout Shares [Line Items]
Business combination, initial liability	$ 12.1
Stock Equal to Greater Than $12.50 [Member]
Sponsor Earnout Shares [Line Items]
Share price	$ 12.5
Contingent equity, earnout period, threshold trading days	20 days
Contingent liability, earnout period, threshold consecutive trading days	30 days
Stock Equal to Greater Than $15.00 [Member]
Sponsor Earnout Shares [Line Items]
Share price	$ 15
Contingent equity, earnout period, threshold trading days	20 days
Contingent liability, earnout period, threshold consecutive trading days	30 days
Stock Equal to Greater Than $17.50 [Member]
Sponsor Earnout Shares [Line Items]
Share price	$ 17.5
Contingent equity, earnout period, threshold trading days	20 days
Contingent liability, earnout period, threshold consecutive trading days	30 days